Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings (Loss) Per Share

25. Earnings (Loss) Per Share

Details of the calculation of the net income (loss) and the weighted average number of shares used in the EPS computations are as follows:

For the years ended December 31,	2025	2024
Common shareholders’ net income (loss) for basic earnings per share	$3,472	$3,049
Add: Increase in income due to convertible instruments(1)	10	10
Common shareholders’ net income (loss) on a diluted basis	$3,482	$3,059
Weighted average number of common shares outstanding for basic earnings per share (in millions)	563	579
Add: Dilutive impact of stock options(2) (in millions)	1	—
Dilutive impact of convertible instruments(1) (in millions)	2	3
Weighted average number of common shares outstanding on a diluted basis (in millions)	566	582
Basic earnings (loss) per share	$6.17	$5.27
Diluted earnings (loss) per share	$6.15	$5.26
(1)    The convertible instruments are the SLEECS B issued by SLCT I.
(2)    Excludes the impact of nil stock options for the year ended December 31, 2025 (2024 — 1 million) because these stock options were anti-dilutive for the period.